Consolidated Balance Sheets (Parentheticals) - ₪ / shares		Dec. 31, 2019	Dec. 31, 2018
Ordinary shares, par value (in New Shekels per share and Dollars per share)
Ordinary shares, authorized		500,000,000	500,000,000
Ordinary shares, issued	[1]	224,087,799	130,414,799
Ordinary shares, outstanding	[1]	224,087,799	130,414,799

[1]	Net of 2,641,693 treasury shares of the Company, held by the Company.